Schedule of investments
Delaware Ivy VIP Natural Resources
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 2.50%
Sprott Physical Uranium Trust †	226,917	$ 2,652,822
Total Closed-Ended Trust (cost $2,867,353)		2,652,822

Common Stocks – 96.77%Δ
Brazil − 4.44%
Wheaton Precious Metals	97,759	4,708,073
		4,708,073
Canada − 12.56%
ERO Copper †	155,434	2,749,854
Hudbay Minerals	457,689	2,402,867
Kinross Gold	484,382	2,281,439
Li-Cycle Holdings †	215,956	1,215,832
Nutrien	41,156	3,039,371
Parex Resources	87,693	1,631,226
		13,320,589
Hong Kong − 0.00%
China Metal Recycling Holdings =	1,900,000	0
		0
Netherlands − 4.38%
Shell	163,265	4,652,824
		4,652,824
South Africa − 3.12%
Anglo American	99,622	3,313,579
		3,313,579
United Kingdom − 4.14%
BP ADR	86,743	3,291,029
Endeavour Mining	44,526	1,099,205
		4,390,234
United States − 68.13%
Alcoa	76,504	3,256,010
Archer-Daniels-Midland	29,971	2,387,490
Arcosa	49,168	3,102,992
Bunge	31,753	3,033,047
CF Industries Holdings	56,629	4,105,036
Chesapeake Energy	48,301	3,672,808
Chord Energy	19,647	2,644,486
Corteva	18,682	1,126,711
Darling Ingredients †	42,544	2,484,570
Denbury †	53,293	4,670,066
EOG Resources	26,868	3,079,879
Freeport-McMoRan	87,545	3,581,466
GrafTech International	221,785	1,077,875
Kimbell Royalty Partners	217,869	3,318,145
Louisiana-Pacific	27,567	1,494,407
Newmont	100,534	4,928,177
	Number ofshares	Value (US $)
Common StocksΔ (continued)
United States (continued)
NuScale Power †	134,390	$ 1,221,605
Occidental Petroleum	42,920	2,679,496
Rice Acquisition Class A †	55,696	570,049
Schlumberger	81,265	3,990,111
Spruce Power Holding †	632,615	518,744
Sunrun †	56,734	1,143,190
Sylvamo	31,036	1,435,725
Unit	57,198	2,496,693
United States Steel	38,198	996,968
Valaris †	39,514	2,570,781
Valero Energy	32,373	4,519,271
Weyerhaeuser	71,786	2,162,912
		72,268,710
Total Common Stocks (cost $106,464,158)		102,654,009

Short-Term Investments – 0.77%
Money Market Mutual Funds – 0.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	204,399	204,399
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	204,399	204,399
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	204,399	204,399
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	204,400	204,400
Total Short-Term Investments (cost $817,597)		817,597

Total Value of Securities−100.04% (cost $110,149,108)		106,124,428
Liabilities Net of Receivables and Other Assets — (0.04%)		(45,814)
Net Assets Applicable to 22,410,142 Shares Outstanding — 100.00%	$106,078,614
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

NQ-IV074 [3/23] 5/23 (2913023)    1

Schedule of investments
Delaware Ivy VIP Natural Resources   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
2    NQ-IV074 [3/23] 5/23 (2913023)